Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard CMT Funds
Entity Central Index Key	0001273878
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007079
Shareholder Report [Line Items]
Fund Name	Municipal Low Duration Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The broad U.S. investment-grade bond market returned 1.84%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund benefited from having a shorter duration than its peer-group average.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Short Municipal Debt Funds Average	Bloomberg Municipal Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,015	$9,887	$9,479
2017	$10,032	$9,964	$9,720
2017	$10,052	$10,019	$9,968
2017	$10,072	$10,067	$10,088
2017	$10,094	$10,012	$10,008
2018	$10,123	$10,032	$9,963
2018	$10,160	$10,056	$10,079
2018	$10,193	$10,104	$10,138
2018	$10,233	$10,113	$10,121
2019	$10,272	$10,214	$10,375
2019	$10,315	$10,307	$10,724
2019	$10,354	$10,405	$11,022
2019	$10,387	$10,416	$10,980
2020	$10,417	$10,512	$11,356
2020	$10,448	$10,470	$11,151
2020	$10,452	$10,565	$11,378
2020	$10,454	$10,597	$11,518
2021	$10,456	$10,608	$11,476
2021	$10,457	$10,645	$11,679
2021	$10,458	$10,660	$11,765
2021	$10,459	$10,634	$11,745
2022	$10,461	$10,505	$11,401
2022	$10,471	$10,388	$10,885
2022	$10,499	$10,369	$10,749
2022	$10,545	$10,388	$10,730
2023	$10,618	$10,429	$10,819
2023	$10,699	$10,495	$10,939
2023	$10,791	$10,567	$10,932
2023	$10,888	$10,697	$11,189
2024	$10,974	$10,813	$11,406
2024	$11,070	$10,829	$11,231
2024	$11,160	$11,040	$11,598
2024	$11,251	$11,110	$11,741
2025	$11,318	$11,196	$11,743
2025	$11,404	$11,227	$11,459
2025	$11,476	$11,391	$11,607
2025	$11,555	$11,472	$12,050
2026	$11,616	$11,618	$12,326
2026	$11,690	$11,613	$12,223
2026	$11,761	$11,657	$12,085

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	2.48%	2.38%	1.64%
Short Municipal Debt Funds Average	2.34%	1.80%	1.55%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,356,000,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 542,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,356
Number of Portfolio Holdings	334
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$542

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	87.3%
8 to 30 Days	0.4%
31 to 60 Days	0.3%
61 to 90 Days	0.7%
91 to 180 Days	1.6%
Over 180 Days	3.2%
Other Assets and Liabilities—Net	6.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007078
Shareholder Report [Line Items]
Fund Name	Market Liquidity Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.005%
AssetsNet	$ 115,692,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 5,664,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$115,692
Number of Portfolio Holdings	316
Total Investment Advisory Fees (in thousands)	$5,664

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	54.2%
8 to 30 Days	24.6%
31 to 60 Days	6.2%
61 to 90 Days	6.5%
91 to 180 Days	9.6%
Other Assets and Liabilities—Net	(1.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature